Income Taxes - Expense for Income Tax Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Current income tax expense	€ (363)	€ (169)	€ (556)
Current income tax expense related to prior years	19	495	(143)
Current taxes	344	(326)	699
Deferred tax expense	10		(10)
Income tax benefits / (expense)	€ (334)	€ 326	€ (709)